PORTFOLIO OF INVESTMENTS
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Municipal Bonds 98 .5%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.7%
County of Jefferson AL Sewer Revenue,
Series E
Revenue Bonds
0.000%, 10/01/33
(a)
250,000 117,919
0.000%, 10/01/34
(a)
225,000 97,742
Health Care Authority of The City of
Huntsville (The)
Series B1
Revenue Bonds
5.000%, 06/01/38 525,000 638,777
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 271,289
4.000%, 09/01/36 275,000 301,086
Total Alabama 1,426,813
Alaska 0.1%
Borough of Matanuska-Susitna
Revenue Bonds
5.000%, 09/01/32 100,000 111,501
Arizona 1.1%
Arizona Health Facilities Authority, Series A
Revenue Bonds
5.000%, 12/01/39 470,000 514,948
5.000%, 01/01/44 335,000 361,194
Arizona Industrial Development Authority
Series A
Revenue Bonds
3.000%, 02/01/45 110,000 112,978
City of Mesa AZ Utility System Revenue
Revenue Bonds
3.250%, 07/01/29 150,000 157,227
City of Phoenix Civic Improvement Corp.
Series B
Revenue Bonds
4.000%, 07/01/28 150,000 160,323
Maricopa County Industrial Development
Authority, Series A
Revenue Bonds
5.000%, 01/01/35 205,000 236,260
4.000%, 01/01/38 220,000 240,537
State of Arizona
Series A
Revenue Bonds
5.000%, 10/01/28 250,000 305,506
Total Arizona 2,088,973
California 0.1%
Department of Veterans Affairs Veteran's
Farm & Home Purchase Program
Series A
Revenue Bonds
2.100%, 12/01/35 150,000 144,782
Colorado 3.2%
Adams 12 Five Star Schools
Series B
5.000%, 12/15/27 155,000 180,892
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 104,407
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/26 270,000 311,408
5.000%, 12/01/27 160,000 188,756
5.000%, 11/15/29 325,000 385,842
5.000%, 12/01/29 285,000 342,403
5.000%, 12/01/30 150,000 187,112
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-2 200,000 243,074
4.000% 08/01/38, Series A-1 225,000 250,877
5.000% 11/01/39, Series A 180,000 219,627
5.000% 11/15/41, Series A 250,000 316,352
5.000% 01/01/44, Series A 385,000 410,698
5.000% 08/01/44, Series A-2 200,000 236,177
5.000% 11/01/44, Series A 700,000 844,096
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 243,367
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(a)
140,000 102,667
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26 260,000 290,843
5.000%, 06/01/27 165,000 183,816
State of Colorado
Revenue Bonds
4.000% 03/15/30, Series L 250,000 285,133
5.000% 12/15/33, Series A 150,000 188,500
3.000% 12/15/37, Series A 250,000 264,819
Woodmoor Water & Sanitation District No
1
Revenue Bonds
5.000%, 12/01/28 300,000 367,267
Total Colorado 6,148,133
Connecticut 3.6%
Connecticut Housing Finance Authority
Revenue Bonds
2.875% 11/15/30, Series A-1 200,000 204,149
2.000% 11/15/36, Series B-3 250,000 230,551
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 320,000 388,166
5.000% 07/01/33, Series A 235,000 287,378
5.000% 07/01/35, Series A 265,000 322,308
4.000% 07/01/38, Series A 200,000 221,817
5.000% 07/01/42, Series J 150,000 152,384
5.000% 12/01/45 275,000 310,806
State of Connecticut Clean Water Fund -
State Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/27 225,000 251,485
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 08/01/28, Series A 450,000 505,903

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
2 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 01/01/29, Series A 340,000 405,473
5.000% 09/01/30, Series A 135,000 155,908
5.000% 10/01/31, Series B 125,000 150,600
5.000% 01/01/33, Series A 260,000 308,219
5.000% 05/01/33, Series A 300,000 380,145
5.000% 08/01/34, Series A 345,000 386,510
5.000% 09/01/34, Series A 175,000 191,088
5.000% 05/01/35, Series A 450,000 567,596
4.000% 05/01/36, Series A 535,000 622,120
5.000% 11/01/36, Series D 750,000 950,847
Total Connecticut 6,993,453
Delaware 0.3%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 200,000 218,923
5.000%, 10/01/40 215,000 258,882
5.000%, 10/01/45 125,000 149,003
Total Delaware 626,808
District of Columbia 1.8%
District of Columbia
Revenue Bonds
5.000% 04/01/33 370,000 427,791
5.000% 04/01/36 450,000 517,454
4.000% 07/15/40 130,000 139,492
5.000% 07/15/40 140,000 156,638
District of Columbia
5.000% 10/15/25, Series A 125,000 142,142
District of Columbia Water & Sewer
Authority
Series A
Revenue Bonds
5.000%, 10/01/29 250,000 286,260
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 125,000 136,557
5.000% 10/01/30 200,000 234,248
5.000% 10/01/32, Series A 350,000 435,600
5.000% 10/01/33, Series A 450,000 563,783
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(a)
130,000 107,988
0.000% 10/01/37, Series A
(a)
500,000 278,901
Total District of Columbia 3,426,854
Florida 5.5%
Alachua County Health Facilities Authority
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 181,452
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36 140,000 147,428
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(b)
150,000 169,463
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Central Florida Expressway Authority
Series D
Revenue Bonds
5.000%, 07/01/34 400,000 510,993
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/28 125,000 149,020
5.000%, 10/01/31 225,000 267,520
5.000%, 10/01/32 125,000 148,512
City of Port St Lucie FL Utility System
Revenue
Revenue Bonds
5.000%, 09/01/29 285,000 330,455
4.000%, 09/01/30 250,000 278,264
City of Tampa
Series B
Revenue Bonds
4.000%, 07/01/38 175,000 201,734
County of Miami-Dade FL Aviation Revenue
Revenue Bonds
5.000% 10/01/32 205,000 224,206
5.000% 10/01/32, Series A 250,000 273,422
County of Miami-Dade FL Water & Sewer
System Revenue
Revenue Bonds
5.000% 10/01/25 315,000 356,452
5.000% 10/01/30, Series B 250,000 281,792
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 250,000 269,977
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 233,936
4.000% 06/01/36, Series A
(b)
400,000 444,881
4.000% 06/01/41, Series A
(b)
200,000 220,588
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28 350,000 405,724
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/26 260,000 299,831
5.000%, 10/01/27 255,000 300,119
4.000%, 10/01/35 275,000 311,537
Hillsborough County Industrial
Development Authority
Series A
Revenue Bonds
4.000%, 10/01/43 165,000 169,751
Hillsborough County School Board
Revenue Bonds
5.000%, 07/01/29 150,000 183,016
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 661,430

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 3
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Broward Hospital District
Series B
Revenue Bonds
5.000%, 01/01/35 200,000 231,351
Orange County Health Facilities Authority,
Series A
Revenue Bonds
5.000%, 10/01/37 100,000 114,975
5.000%, 10/01/39 100,000 114,092
Palm Beach County School District
Revenue Bonds
5.000% 08/01/27, Series D 350,000 394,063
5.000% 08/01/28, Series B 170,000 205,973
5.000% 08/01/30, Series D 325,000 365,259
School Board of Miami-Dade County (The)
Revenue Bonds
5.000% 05/01/28, Series B 670,000 744,864
5.000% 05/01/30, Series A 195,000 216,291
5.000% 11/01/31, Series D 145,000 158,643
5.000% 05/01/32, Series A 135,000 149,672
School District of Broward County
Series A
Revenue Bonds
5.000%, 07/01/34 250,000 308,927
South Broward Hospital District
Series A
Revenue Bonds
3.500%, 05/01/39 200,000 207,355
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 170,942
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30 200,000 218,019
Total Florida 10,621,929
Georgia 2.5%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 548,958
City of Atlanta GA Airport Passenger
Facility Charge
Series C
Revenue Bonds
5.000%, 07/01/36 200,000 244,170
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.000%, 11/01/27 190,000 213,174
5.750%, 11/01/29 200,000 261,765
Gainesville & Hall County Hospital
Authority, Series A
Revenue Bonds
5.000%, 02/15/36 500,000 578,057
5.000%, 02/15/42 805,000 925,642
George L Smith II Congress Center
Authority
Series A
Revenue Bonds
2.375%, 01/01/31 200,000 202,442
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Gwinnett County School District
5.000%, 02/01/27 200,000 223,131
Municipal Electric Authority of Georgia
Series A
Revenue Bonds
5.000%, 01/01/28 200,000 228,476
State of Georgia
4.000% 02/01/26, Series A-2 215,000 227,878
5.000% 02/01/27, Series A 200,000 229,428
5.000% 02/01/28, Series A-2 500,000 589,004
5.000% 07/01/28, Series F 355,000 417,149
Total Georgia 4,889,274
Hawaii 0.7%
City & County of Honolulu
Series A
5.000%, 10/01/29 350,000 396,764
State of Hawaii
5.000% 08/01/26, Series EO 200,000 219,210
5.000% 10/01/27, Series FH 150,000 174,804
State of Hawaii Airports System Revenue
Revenue Bonds
5.250% 08/01/26 150,000 158,606
5.000% 07/01/33, Series A 350,000 429,172
Total Hawaii 1,378,556
Idaho 0.1%
Idaho Health Facilities Authority
Series A
Revenue Bonds
5.000%, 03/01/44 120,000 128,295
Illinois 8.5%
Chicago Board of Education
0.000% 12/01/29, Series A
(a)
185,000 151,410
5.000% 12/01/30, Series A 150,000 176,705
0.000% 12/01/31, Series A
(a)
355,000 270,622
0.000% 12/01/31, Series B-1
(a)
220,000 168,438
5.000% 12/01/33, Series A 850,000 996,824
5.000% 12/01/34, Series A 350,000 410,712
5.250% 12/01/35, Series C 130,000 140,018
4.000% 12/01/36, Series B 500,000 540,334
5.000% 12/01/38, Series A 300,000 349,487
5.250% 12/01/39, Series C 235,000 252,953
5.000% 12/01/42, Series A 200,000 204,778
Chicago Housing Authority
Series A
Revenue Bonds
5.000%, 01/01/32 180,000 205,651
Chicago Midway International Airport
Series A
Revenue Bonds
5.000%, 01/01/30 500,000 532,617
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/28, Series B 555,000 609,500
5.000% 01/01/29, Series C 200,000 226,925
5.000% 01/01/31, Series B 325,000 358,450
5.000% 01/01/33, Series A 550,000 604,290
5.000% 01/01/33, Series B 330,000 383,215
5.000% 01/01/34, Series B 675,000 783,412
5.000% 01/01/34, Series C 500,000 565,711
5.000% 01/01/35, Series B 350,000 395,855

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
4 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Chicago
0.000% 01/01/31, Series C
(a)
320,000 244,739
4.000% 01/01/34, Series B 188,000 210,584
City of Chicago IL Wastewater
Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24 230,000 246,840
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 180,000 206,398
Illinois Finance Authority
Revenue Bonds
4.000% 01/01/25 340,000 367,865
5.000% 07/01/28 115,000 134,822
5.000% 07/01/31 140,000 163,855
5.000% 01/01/32, Series A 250,000 288,545
5.000% 08/15/33, Series A 250,000 312,033
4.000% 08/15/37, Series A 500,000 576,058
4.125% 11/15/37, Series A 235,000 252,317
4.000% 01/01/40, Series A 275,000 294,591
4.000% 08/15/41, Series A 600,000 679,313
5.000% 01/01/44, Series A 300,000 348,686
4.125% 05/01/45 200,000 212,724
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 115,000 142,448
5.000% 01/01/31, Series C 150,000 185,586
4.000% 12/01/31, Series A 210,000 229,732
5.000% 12/01/31, Series A 435,000 492,614
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/28
(a)
100,000 85,560
0.000% 12/15/29, Series A
(a)
160,000 130,706
0.000% 06/15/30, Series A
(a)
415,000 333,745
0.000% 06/15/36, Series A
(a)
540,000 355,813
0.000% 12/15/41, Series B
(a)
280,000 147,953
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 220,746
State of Illinois
4.000% 06/01/33 100,000 106,602
4.000% 03/01/39, Series A 200,000 219,305
3.000% 12/01/41, Series B 500,000 480,431
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(a)
300,000 231,383
Total Illinois 16,229,901
Indiana 0.8%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 143,609
City of Indianapolis Department of Public
Utilities Water System Revenue
Series B
Revenue Bonds
5.000%, 10/01/25 300,000 340,553
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Indiana Finance Authority
Revenue Bonds
3.000% 11/01/30, Series A 150,000 154,523
4.000% 11/01/33, Series C 100,000 111,721
5.000% 12/01/35, Series A 150,000 167,373
5.000% 06/01/39, Series A 225,000 226,982
Indiana Municipal Power Agency
Series A
Revenue Bonds
5.000%, 01/01/34 100,000 118,323
St Joseph County Hospital Authority
Series C
Revenue Bonds
4.000%, 08/15/44 240,000 247,027
Total Indiana 1,510,111
Iowa 0.5%
Iowa Finance Authority
Revenue Bonds
5.000% 08/01/31 500,000 595,049
2.250% 01/01/32, Series D 150,000 148,405
5.000% 05/15/43, Series A 160,000 173,572
Total Iowa 917,026
Kansas 0.4%
Kansas Development Finance Authority
Revenue Bonds
5.000% 05/01/28, Series A 190,000 199,345
5.000% 11/15/54, Series B
(Mandatory Put 11/15/31) 400,000 507,532
Total Kansas 706,877
Kentucky 0.9%
County of Christian
Revenue Bonds
5.375%, 02/01/36 250,000 279,081
Kentucky State Property & Building
Commission
Series B
Revenue Bonds
5.000%, 11/01/28 595,000 689,080
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26 160,000 182,725
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 333,743
4.000%, 10/01/35 235,000 254,606
Total Kentucky 1,739,235
Louisiana 0.5%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 275,000 271,081
Louisiana Public Facilities Authority
Revenue Bonds
5.000%, 06/01/27 140,000 151,473
State of Louisiana
5.000% 08/01/25, Series C 220,000 241,130
5.000% 08/01/27, Series B 230,000 266,391
Total Louisiana 930,075

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 5
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Maine 0.0%
Maine State Housing Authority
Series B
Revenue Bonds
3.450%, 11/15/34 100,000 102,280
Maryland 2.8%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32
(b)
75,000 83,007
County of Howard
Series B
5.000%, 02/15/28 225,000 265,047
County of Montgomery
Series A
5.000%, 11/01/26 150,000 175,242
County of Prince George's
Series A
4.000%, 07/15/30 150,000 172,893
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 239,692
2.200% 09/01/36, Series C 350,000 327,515
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/41 165,000 177,653
5.000% 08/15/41, Series A 100,000 105,584
5.000% 05/15/45, Series A 250,000 291,618
5.500% 01/01/46, Series A 350,000 408,931
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 100,000 118,820
Maryland Water Quality Financing
Administration Revolving Loan Fund
Revenue Bonds
2.800%, 03/01/26 150,000 154,993
3.000%, 03/01/30 310,000 318,694
Montgomery County Housing
Opportunities Commission
Series A-2 (Mandatory Put 01/01/25)
Revenue Bonds
1.800%, 07/01/26 350,000 352,530
State of Maryland, Series A
5.000%, 03/15/26 305,000 350,432
5.000%, 03/15/29 230,000 277,545
5.000%, 08/01/29 690,000 819,884
5.000%, 08/01/30 330,000 410,810
5.000%, 03/15/31 300,000 352,548
Total Maryland 5,403,438
Massachusetts 3.4%
Commonwealth of Massachusetts
5.000% 07/01/27, Series A 250,000 296,775
5.000% 07/01/28, Series A 200,000 231,229
5.000% 03/01/29, Series A 150,000 184,829
5.000% 07/01/30, Series A 160,000 179,745
5.000% 11/01/30, Series E 215,000 273,591
5.000% 07/01/31, Series B 335,000 386,623
5.000% 11/01/31, Series E 250,000 298,260
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(a)
435,000 389,611
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 10/01/24 400,000 432,973
5.000% 10/01/25 250,000 277,170
5.000% 07/01/34, Series E 110,000 124,426
5.000% 07/01/36, Series I 150,000 172,009
5.000% 07/01/36, Series K 150,000 181,372
4.000% 07/01/38, Series K 150,000 164,062
5.000% 10/01/38 400,000 457,963
4.000% 07/01/40 200,000 219,063
5.000% 07/01/41, Series I 350,000 391,320
5.000% 07/01/43, Series J2 350,000 412,858
5.000% 07/01/44, Series A 200,000 233,078
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 303,461
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 559,223
Massachusetts Water Resources Authority
Series C
Revenue Bonds
5.000%, 08/01/31 300,000 356,870
Total Massachusetts 6,526,511
Michigan 2.8%
Flint Hospital Building Authority
Revenue Bonds
4.000%, 07/01/41 185,000 200,579
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 246,436
Great Lakes Water Authority Water Supply
System Revenue
Revenue Bonds
5.000% 07/01/26, Series C 305,000 353,660
5.000% 07/01/28, Series A 200,000 240,807
5.000% 07/01/31, Series C 400,000 462,118
Michigan Finance Authority
Revenue Bonds
5.000% 04/01/24, Series C-3 300,000 325,035
5.000% 10/01/29, Series B 275,000 319,615
5.000% 07/01/31, Series C-3 350,000 380,023
3.125% 12/01/35, Series A 100,000 104,692
5.000% 11/15/41 450,000 512,911
3.250% 11/15/42 150,000 153,099
5.000% 12/01/42, Series A-MI 455,000 529,911
4.000% 02/15/44, Series A 155,000 171,665
5.000% 11/01/44, Series A 250,000 279,043

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
6 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan State Building Authority, Series I
Revenue Bonds
5.000%, 10/15/27 400,000 476,866
5.000%, 04/15/30 145,000 164,099
5.000%, 04/15/32 155,000 175,181
Michigan State Housing Development
Authority
Series C
Revenue Bonds
3.900%, 12/01/33 5,000 5,004
State of Michigan
Revenue Bonds
5.000%, 03/15/26 225,000 257,809
Total Michigan 5,358,553
Minnesota 0.8%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 242,670
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 229,721
City of Minneapolis
Series A
Revenue Bonds
6.000%, 07/01/43 100,000 103,358
City of St Cloud
Series A
Revenue Bonds
4.000%, 05/01/37 320,000 347,074
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 109,318
Minneapolis-St Paul Metropolitan Airports
Commission
Series A
Revenue Bonds
5.000%, 01/01/27 155,000 181,226
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 295,374
Total Minnesota 1,508,741
Mississippi 0.3%
Mississippi Development Bank
Series A
Revenue Bonds
5.000%, 08/01/25 270,000 304,095
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 192,285
State of Mississippi
Series C
5.000%, 10/01/26 100,000 113,335
Total Mississippi 609,715
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Missouri 1.3%
Cape Girardeau County Industrial
Development Authority
Revenue Bonds
4.000%, 03/01/41 250,000 274,430
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 11/15/42 510,000 529,184
4.000% 07/01/46, Series A 600,000 678,203
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 165,274
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 270,000 300,623
4.000%, 12/01/32 200,000 217,800
4.000%, 12/01/33 120,000 130,281
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 114,059
Total Missouri 2,409,854
Montana 0.2%
Montana Facility Finance Authority
Series A
Revenue Bonds
4.000%, 01/01/37 335,000 382,830
Nebraska 0.3%
Public Power Generation Agency
Series A
Revenue Bonds
5.000%, 01/01/28 540,000 598,090
New Jersey 10.8%
New Jersey Economic Development
Authority
Revenue Bonds
4.000% 11/01/25, Series B 200,000 215,360
4.375% 06/15/27, Series XX 470,000 508,426
5.500% 09/01/27, Series N-1 120,000 144,597
5.500% 06/15/29, Series BBB 195,000 233,332
5.000% 03/01/30, Series NN 585,000 610,530
4.000% 06/15/30, Series PP 150,000 159,922
5.000% 06/15/30, Series B 210,000 250,198
5.000% 06/15/31, Series PP 285,000 310,493
3.125% 07/01/31, Series A 145,000 154,856
5.000% 06/15/32, Series EEE 175,000 206,055
6.000% 07/01/32, Series A 200,000 202,577
4.000% 06/15/34, Series QQQ 350,000 393,556
5.000% 06/15/34, Series WW 300,000 332,745
4.000% 07/01/34, Series A 315,000 342,758
5.000% 06/15/35, Series WW 270,000 299,199
5.000% 06/15/36, Series AAA 525,000 595,185
New Jersey Educational Facilities Authority
Revenue Bonds
5.000%, 06/15/28 135,000 146,474

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey Health Care Facilities
Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32 225,000 248,119
New Jersey Housing & Mortgage Finance
Agency, Series D
Revenue Bonds
4.000%, 04/01/24 265,000 279,087
4.000%, 04/01/25 225,000 241,122
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(a)
180,000 168,193
0.000% 12/15/26, Series C
(a)
210,000 192,224
5.000% 06/15/27, Series A-1 260,000 296,183
0.000% 12/15/27, Series A
(a)
300,000 265,918
0.000% 12/15/27, Series C
(a)
350,000 315,705
5.000% 06/15/28, Series A-1 240,000 273,027
0.000% 12/15/28, Series A
(a)
335,000 288,364
5.000% 06/15/29, Series BB-1 245,000 292,527
0.000% 12/15/29, Series A
(a)
850,000 706,521
5.000% 06/15/30, Series A 270,000 308,330
0.000% 12/15/30, Series C
(a)
225,000 180,067
5.000% 06/15/31, Series BB 115,000 136,158
5.000% 06/15/32, Series D 385,000 423,335
5.250% 06/15/32, Series C 445,000 491,426
0.000% 12/15/32, Series A
(a)
595,000 441,473
5.000% 12/15/32, Series A 805,000 947,473
5.000% 06/15/33, Series A 400,000 487,957
5.000% 06/15/33, Series BB-1 1,250,000 1,468,313
0.000% 12/15/33, Series C
(a)
705,000 530,560
5.000% 06/15/34, Series 2014 250,000 305,883
0.000% 12/15/34, Series A
(a)
135,000 92,692
0.000% 12/15/34, Series A
(a)
130,000 89,258
0.000% 12/15/34, Series C
(a)
250,000 183,728
5.000% 12/15/34, Series A 820,000 962,939
4.750% 06/15/35, Series AA 200,000 219,998
0.000% 12/15/35, Series A
(a)
165,000 108,938
4.000% 06/15/36, Series A 550,000 616,820
4.000% 06/15/36, Series AA 120,000 132,148
5.000% 06/15/36, Series AA 120,000 125,807
New Jersey Turnpike Authority
Revenue Bonds
5.250% 01/01/30, Series A 170,000 215,762
5.000% 01/01/31, Series E 875,000 978,608
5.000% 01/01/32, Series E 695,000 766,513
4.000% 01/01/33, Series G 225,000 253,487
5.000% 01/01/33, Series A 270,000 293,301
5.000% 01/01/33, Series B 460,000 545,773
5.000% 01/01/34, Series A 205,000 238,209
5.000% 01/01/34, Series E 395,000 435,261
Total New Jersey 20,653,470
New York 16.8%
Albany Capital Resource Corp.
Revenue Bonds
4.000%, 07/01/41 250,000 265,149
Brooklyn Arena Local Development Corp.
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 155,423
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 200,840
Buffalo & Erie County Industrial Land
Development Corp.
Revenue Bonds
5.000%, 07/01/40 400,000 421,062
4.000%, 07/01/45 225,000 232,514
City of New York
5.000% 08/01/25, Series C 350,000 395,224
5.000% 08/01/25, Series E 110,000 114,483
5.000% 08/01/25, Series J 115,000 121,836
5.000% 08/01/27, Series A 300,000 338,311
5.000% 08/01/27, Series C-1 175,000 207,972
5.000% 08/01/27, Series E 150,000 178,262
5.000% 08/01/28, Series A 390,000 433,235
5.000% 08/01/28, Series A-1 250,000 303,370
5.000% 08/01/28, Series C 620,000 708,524
5.000% 08/01/28, Series E 350,000 363,880
5.000% 08/01/29, Series A-1 200,000 247,859
Dutchess County Local Development
Corp., Series B
Revenue Bonds
4.000%, 07/01/34 300,000 327,713
3.000%, 07/01/36 320,000 330,639
Erie County Industrial Development Agency
(The)
Series A
Revenue Bonds
5.000%, 05/01/30 310,000 360,562
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(a)
220,000 194,075
5.250% 09/01/29, Series C 140,000 173,170
5.000% 09/01/34 115,000 138,100
5.000% 09/01/34, Series A 400,000 499,598
5.000% 09/01/37, Series A 250,000 310,990
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 316,137
5.000% 11/15/27, Series C-1 250,000 280,996
5.000% 11/15/28, Series C-1 445,000 523,388
5.000% 11/15/31, Series C-1 365,000 426,074
5.000% 11/15/31, Series D 380,000 434,000
4.000% 11/15/32, Series D 400,000 408,363
5.000% 11/15/32, Series D 580,000 675,325
5.000% 11/15/33, Series D-1 450,000 502,720
4.000% 11/15/35, Series C-1 215,000 235,453
5.000% 11/15/35, Series B 150,000 169,528
Monroe County Industrial Development
Corp.
Series A
Revenue Bonds
4.000%, 07/01/35 125,000 134,864
New York City Water & Sewer System
Revenue Bonds
5.000% 06/15/27, Series FF 500,000 563,039
5.000% 06/15/27, Series GG 175,000 197,063
5.000% 06/15/28, Series BB-2 330,000 391,339
5.000% 06/15/28, Series EE 145,000 158,264
5.000% 06/15/28, Series FF 200,000 225,053

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
8 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/28, Series HH 380,000 427,429
5.000% 06/15/29, Series AA-2 125,000 154,784
5.000% 06/15/29, Series EE 695,000 792,482
5.000% 06/15/29, Series FF 140,000 157,427
5.000% 06/15/29, Series GG 150,000 168,671
5.000% 06/15/29, Series GG-2 500,000 599,399
5.000% 06/15/30, Series AA-2 145,000 182,882
5.000% 06/15/30, Series EE 125,000 157,657
5.000% 06/15/30, Series GG-1 250,000 315,314
New York Liberty Development Corp.
Series A
Revenue Bonds
2.400%, 11/15/35 350,000 339,993
New York State Dormitory Authority, Series
A
Revenue Bonds
5.000%, 07/01/26 160,000 184,633
5.000%, 10/01/26 150,000 174,109
5.000%, 07/01/28 365,000 430,943
5.000%, 10/01/29 160,000 189,759
5.000%, 08/01/31 200,000 236,987
5.000%, 10/01/31 310,000 358,525
5.000%, 08/01/32 390,000 461,003
5.000%, 05/01/33 400,000 444,846
5.000%, 07/01/33 400,000 472,536
5.000%, 08/01/33 110,000 129,740
5.000%, 07/01/34 450,000 521,733
4.000%, 10/01/34 200,000 231,483
5.000%, 07/01/35 450,000 504,297
New York State Environmental Facilities
Corp.
Revenue Bonds
5.000% 06/15/27, Series A 500,000 585,965
5.000% 06/15/29 260,000 283,385
5.000% 06/15/31 265,000 288,566
New York State Housing Finance Agency
Series E
Revenue Bonds
1.100%, 05/01/26 150,000 147,340
New York State Thruway Authority
Revenue Bonds
5.000% 01/01/29, Series B 200,000 243,662
5.000% 01/01/30, Series K 470,000 519,954
5.000% 01/01/31, Series K 160,000 176,891
4.000% 01/01/36, Series O 250,000 287,915
4.000% 01/01/38, Series B 150,000 166,626
New York Transportation Development
Corp.
Revenue Bonds
5.000% 01/01/31 200,000 232,710
3.000% 08/01/31 250,000 260,079
5.000% 12/01/32, Series A 180,000 216,236
5.000% 12/01/32, Series C 200,000 241,851
5.000% 01/01/34 175,000 201,929
5.000% 07/01/34, Series A-P3 500,000 541,105
5.000% 10/01/35 200,000 237,029
5.000% 01/01/36 150,000 172,287
5.000% 12/01/36, Series A 425,000 506,951
5.000% 10/01/40 275,000 321,460
4.000% 12/01/42, Series C 160,000 175,978
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 255,000 261,301
Port Authority of New York & New Jersey
Revenue Bonds
5.000% 09/15/25, Series 207 115,000 129,682
5.000% 09/15/27, Series 207 860,000 1,015,837
5.000% 09/15/29, Series 207 800,000 953,194
5.000% 07/15/31, Series 209 300,000 361,173
3.250% 05/01/33, Series 189 125,000 130,738
5.000% 10/15/33, Series 194 440,000 496,605
5.000% 11/15/33, Series 205 200,000 236,735
5.000% 07/15/35, Series 222 200,000 247,364
5.000% 10/15/35, Series 194 405,000 456,668
State of New York Mortgage Agency
Series 233
Revenue Bonds
1.900%, 10/01/31 250,000 238,364
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000% 11/15/26, Series A 175,000 183,928
0.000% 11/15/29, Series A
(a)
100,000 84,580
5.000% 11/15/31, Series A 485,000 557,647
5.000% 11/15/31, Series B 360,000 424,661
4.000% 11/15/37, Series D 350,000 401,882
Total New York 32,289,307
North Carolina 0.7%
Charlotte-Mecklenburg Hospital Authority
(The)
Revenue Bonds
5.000% 01/15/34, Series A 215,000 244,317
5.000% 01/15/49, Series D
(Mandatory Put 12/01/31) 205,000 259,659
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31 230,000 236,676
North Carolina Municipal Power Agency
No 1
Series A
Revenue Bonds
5.000%, 01/01/28 140,000 158,933
North Carolina Turnpike Authority
Revenue Bonds
5.000%, 01/01/35 145,000 175,687
State of North Carolina
Revenue Bonds
5.000%, 03/01/30 300,000 366,737
Total North Carolina 1,442,009
North Dakota 0.3%
North Dakota Housing Finance Agency
Revenue Bonds
2.250% 01/01/25, Series A 175,000 178,726
2.750% 07/01/27, Series A 185,000 192,369
3.550% 07/01/33, Series D 125,000 129,561
Total North Dakota 500,656

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio 3.8%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 281,158
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 480,000 589,972
5.000% 02/15/35, Series C 250,000 305,785
4.000% 02/15/36, Series A 385,000 438,581
City of Columbus
5.000% 07/01/25, Series 1 205,000 230,979
4.000% 08/15/27, Series A 380,000 415,877
City of Columbus OH Sewerage Revenue
Revenue Bonds
5.000%, 06/01/29 350,000 403,534
County of Allen OH Hospital Facilities
Revenue
Series A
Revenue Bonds
5.000%, 11/01/43 115,000 125,822
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 221,998
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 85,000 86,511
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 500,000 588,378
0.000% 02/15/34, Series A-4
(a)
285,000 338,732
0.000% 02/15/35, Series A-4
(a)
150,000 186,802
Ohio Water Development Authority, Series
A
Revenue Bonds
5.000%, 06/01/25 335,000 376,729
5.000%, 06/01/29 770,000 946,511
5.000%, 12/01/30 325,000 375,383
Ohio Water Development Authority Water
Pollution Control Loan Fund
Series A
Revenue Bonds
5.000%, 06/01/28 250,000 296,311
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 143,924
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 139,189
3.250% 01/01/37, Series A 140,000 148,182
4.000% 01/01/46, Series B 575,000 633,853
Total Ohio 7,274,211
Oklahoma 0.9%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/28 185,000 215,286
5.000%, 06/01/30 200,000 232,452
5.000%, 06/01/31 400,000 464,606
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 160,998
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 100,000 117,749
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33 100,000 108,924
Tulsa County Industrial Authority
Revenue Bonds
5.000%, 11/15/32 335,000 373,474
Total Oklahoma 1,673,489
Oregon 1.5%
City of Eugene OR Electric Utility System
Revenue
Series A
Revenue Bonds
4.000%, 08/01/31 410,000 455,001
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/38 455,000 555,805
Multnomah County School District No 1
Portland
5.000%, 06/15/26 150,000 173,387
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 1,151,574
Salem Hospital Facility Authority, Series A
Revenue Bonds
5.000%, 05/15/34 200,000 243,133
4.000%, 05/15/41 240,000 259,836
Total Oregon 2,838,736
Pennsylvania 6.1%
Allegheny County Airport Authority
Series A
Revenue Bonds
5.000%, 01/01/35 500,000 614,771
Allegheny County Hospital Development
Authority, Series A
Revenue Bonds
5.000%, 04/01/35 150,000 175,407
4.000%, 07/15/39 370,000 415,660
4.000%, 04/01/44 200,000 215,920
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(b)
100,000 112,012
Berks County Industrial Development
Authority
Revenue Bonds
3.750%, 11/01/42 120,000 112,854
Berks County Municipal Authority (The)
Series A
Revenue Bonds
5.000%, 11/01/40 100,000 100,306

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
10 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 369,536
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 163,000
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 90,538
4.000% 09/01/41, Series A 200,000 225,327
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 308,937
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 255,000 284,009
Commonwealth of Pennsylvania
5.000% 01/01/26, Series 1 260,000 296,181
5.000% 01/01/28, Series 1 600,000 699,468
5.000% 09/15/28, Series 2 200,000 231,335
5.000% 03/15/29, Series 1 200,000 222,489
5.000% 03/15/31, Series 1 340,000 377,659
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 01/01/33 110,000 117,843
Dauphin County General Authority
Revenue Bonds
5.000%, 10/15/34
(b)
100,000 112,448
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 110,000 133,841
5.500% 08/01/28, Series A 830,000 1,008,376
5.750% 07/01/32 100,000 137,748
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 434,524
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 115,556
Montgomery County Industrial
Development Authority
Series A
Revenue Bonds
4.500%, 01/15/32 200,000 222,516
Pennsylvania Economic Development
Financing Authority
Series A
Revenue Bonds
6.400%, 12/01/38 100,000 72,539
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/44 500,000 556,462
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Pennsylvania Housing Finance Agency
Revenue Bonds
3.650% 10/01/32, Series 122 230,000 237,453
3.550% 10/01/33, Series 127B 360,000 372,266
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B 250,000 285,967
5.000% 06/01/28, Series B-2 200,000 234,431
6.000% 12/01/30, Series E 405,000 494,377
6.250% 06/01/33, Series C 190,000 228,238
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 354,416
5.000% 04/01/33, Series 2015 225,000 251,737
5.000% 09/01/42, Series A 200,000 230,033
Pittsburgh Water & Sewer Authority
Series A
Revenue Bonds
5.000%, 09/01/26 130,000 151,343
Redevelopment Authority of the City of
Philadelphia
Series A
Revenue Bonds
5.000%, 04/15/31 475,000 526,770
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 280,000 324,815
Total Pennsylvania 11,619,108
Rhode Island 0.4%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 225,000 257,818
Rhode Island Housing and Mortgage
Finance Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 479,595
Total Rhode Island 737,413
South Carolina 0.9%
Charleston Educational Excellence Finance
Corp.
Revenue Bonds
5.000%, 12/01/26 250,000 267,467
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(a)
120,000 103,120
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 05/01/32, Series A 190,000 223,931
5.000% 07/01/32, Series C 300,000 361,776
5.000% 05/01/43, Series A 200,000 232,975
4.000% 12/01/44, Series A 200,000 220,842

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
South Carolina Public Service Authority
Series A
Revenue Bonds
5.000%, 12/01/33 325,000 372,394
Total South Carolina 1,782,505
South Dakota 0.5%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
5.000%, 07/01/35 180,000 208,869
4.000%, 07/01/37 150,000 164,701
South Dakota Housing Development
Authority
Series F
Revenue Bonds
2.650%, 11/01/27 500,000 522,581
Total South Dakota 896,151
Tennessee 0.7%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 117,333
City of Memphis, Series A
5.000%, 04/01/25 250,000 279,343
5.000%, 04/01/26 245,000 273,392
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 173,348
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/35 150,000 170,579
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 250,000 255,214
Total Tennessee 1,269,209
Texas 9.1%
Alamo Community College District
5.000%, 08/15/28 330,000 391,156
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 267,177
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/28, Series A
(a)
150,000 131,342
0.000% 08/15/29, Series A
(a)
270,000 229,759
5.000% 08/15/33, Series C 225,000 245,411
City of Austin TX Airport System Revenue
Revenue Bonds
5.000%, 11/15/27 200,000 220,297
City of Dallas
5.000%, 02/15/26 330,000 356,072
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Dallas TX Waterworks & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 580,000 674,157
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 316,447
City of Houston
Series A
5.000%, 03/01/26 355,000 406,956
City of Houston TX Airport System
Revenue
Series B-1
Revenue Bonds
4.000%, 07/15/41 450,000 467,938
City of Houston TX Combined Utility
System Revenue
Revenue Bonds
5.000% 11/15/27, Series B 545,000 636,516
5.000% 11/15/28, Series D 715,000 789,302
City of Longview TX Waterworks & Sewer
System Revenue
Revenue Bonds
3.000%, 03/01/25 225,000 237,667
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
5.000%, 02/01/27 220,000 257,583
5.000%, 02/01/30 205,000 239,543
Dallas Fort Worth International Airport
Series A
Revenue Bonds
5.250%, 11/01/30 225,000 240,182
Fort Bend Independent School District
5.000%, 08/15/29 375,000 445,860
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 11/15/29 155,000 184,712
5.000%, 07/01/45 240,000 272,072
Harris County-Houston Sports Authority
Series A-3
Revenue Bonds
0.000%, 11/15/32
(a)
200,000 115,599
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 441,906
5.000%, 05/15/35 350,000 424,545
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 383,971
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 124,642
4.000% 08/15/40, Series A 225,000 246,911
North East Independent School District
5.250%, 02/01/29 150,000 186,703

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
12 |
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
North Texas Municipal Water District Water
System Revenue
Revenue Bonds
5.000%, 09/01/28 250,000 282,333
North Texas Tollway Authority
Revenue Bonds
5.000% 01/01/27, Series A 630,000 694,868
0.000% 01/01/28, Series D
(a)
230,000 207,208
5.000% 01/01/28, Series A 415,000 471,096
5.000% 01/01/29, Series A 250,000 283,610
5.000% 01/01/29, Series B 325,000 358,824
0.000% 01/01/30, Series D
(a)
500,000 426,194
5.000% 01/01/30, Series A 545,000 611,043
0.000% 01/01/34, Series D
(a)
295,000 224,983
5.000% 01/01/36, Series A 370,000 428,464
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 117,045
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 1,107,177
Round Rock Independent School District
Series A
5.000%, 08/01/30 100,000 124,297
San Antonio Water System, Series A
Revenue Bonds
5.000%, 05/15/29 150,000 173,033
5.000%, 05/15/30 400,000 461,098
5.000%, 05/15/31 155,000 178,573
2.625%, 05/01/49 (Mandatory Put
05/01/24) 300,000 310,976
State of Texas, Series A
5.000%, 10/01/27 165,000 181,752
5.000%, 10/01/29 125,000 141,524
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 07/01/32, Series B 120,000 144,795
5.000% 05/15/37 100,000 106,423
Tarrant Regional Water District Water
Supply System Revenue
Revenue Bonds
5.000%, 03/01/29 225,000 250,386
Texas Water Development Board, Series A
Revenue Bonds
5.000%, 04/15/27 425,000 502,975
5.000%, 04/15/28 315,000 377,217
5.000%, 10/15/28 200,000 242,327
5.000%, 10/15/30 150,000 170,134
Total Texas 17,512,781
Utah 0.1%
City of Salt Lake City UT Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 118,380
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Virginia 0.3%
Fairfax County Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 05/15/44 225,000 242,885
Virginia Resources Authority Clean Water
Revolving Fund
Series B
Revenue Bonds
4.000%, 10/01/27 185,000 199,067
Virginia Small Business Financing
Authority
Revenue Bonds
5.250%, 10/01/29 165,000 181,857
Total Virginia 623,809
Washington 1.5%
County of King WA Sewer Revenue
Series B
Revenue Bonds
5.000%, 07/01/27 235,000 271,924
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 239,907
State of Washington
5.000% 07/01/28, Series
R-2015-C 150,000 166,302
5.000% 07/01/29, Series B 210,000 239,381
5.000% 07/01/30, Series
R-2015E 200,000 221,459
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/15/31 170,000 196,815
5.000% 08/01/38, Series A-2 150,000 179,859
5.000% 10/01/38, Series D 350,000 381,601
5.000% 08/15/45, Series A 200,000 220,404
5.000% 09/01/45 300,000 361,185
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 234,404
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(b)
100,000 108,226
Total Washington 2,821,467
Wisconsin 0.9%
Public Finance Authority, Series A
Revenue Bonds
5.000%, 06/01/40 200,000 225,053
4.000%, 01/01/45 200,000 221,457
State of Wisconsin
5.000% 05/01/27 100,000 111,960
5.000% 11/01/28, Series 2 500,000 574,639
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 196,443

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Multi-Sector Municipal Income ETF
January 31, 2022 (Unaudited)
| 13
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500% 02/15/46, Series A 405,000 418,064
Total Wisconsin 1,747,616
Total Municipal Bonds
(Cost $191,418,941) 188,718,925
Money Market Funds 1 .4%
Shares Value ($)
Dreyfus AMT-Free Tax Exempt Cash
Management- Institutional Shares
0.010%
(c)
2,717,040 2,716,768
Total Money Market Funds
(Cost $2,716,768) 2,716,768
Total Investments in Securities
(Cost $194,135,709) 191,435,693
Other Assets & Liabilities, Net 173,797
Net Assets 191,609,490
(a) Zero coupon bond.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2022, the total value of these securities amounted to $1,250,625, which represents 0.65% of total net assets.
(c) The rate shown is the seven-day current annualized yield at January 31, 2022.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT303_10_M01_(03/22)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.